Commitments - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [line items]
Operating lease expenses	R$ 41,435	R$ 33,147	R$ 64,900
Estimated penalties on termination of agreements	R$ 707